PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 872	€ 899
Plan assets	(492)	(488)
Net defined benefit liability	380	411	$ 411
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	126	127
Plan assets	(6)	(6)
Net defined benefit liability	120	121
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	97	103
Plan assets	(1)	(1)
Net defined benefit liability	96	102
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	277	290
Plan assets	(267)	(265)
Net defined benefit liability	10	25
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	372	379
Plan assets	(218)	(216)
Net defined benefit liability	€ 154	€ 163